Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 322,441	$ 485,559
Loans receivable, net, note 2	6,374,908	7,124,702
Other receivables	84,851	76,262
Prepaid expenses	12,955	7,276
Property and equipment, net, note 3	19,322	28,511
Security deposits	7,470	35,839
TOTAL ASSETS	6,821,947	7,758,149
LIABILITIES
Accounts payable and accrued expenses	1,060	96,441
Deferred rent		11,522
TOTAL LIABILITIES	1,060	107,963
COMMITMENTS AND CONTINGENCIES, note 9
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value; 50,000,000 shares authorized, 0 and 1,160,000 shares issued and outstanding at December 31, 2016 and December 31, 2015 respectively, note 6		1,160
Common stock, $0.001 par value; 300,000,000 shares authorized, 9,714,186 and 2,887,428 shares issued and outstanding at December 31, 2016 and December 31, 2015 respectively, note 6	2,233,182	2,165,405
Additional paid-in capital	29,698,025	26,025,071
Prepaid preferred share redemption		(160,000)
Accumulated deficit	(25,110,319)	(20,381,450)
TOTAL STOCKHOLDERS' EQUITY	6,820,887	7,650,186
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 6,821,947	$ 7,758,149